GOF P1 03/17

SUPPLEMENT DATED MARCH 21, 2017

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF

EACH OF THE LISTED FUNDS

TEMPLETON CHINA WORLD FUND

TEMPLETON DEVELOPING MARKETS TRUST

TEMPLETON GLOBAL INVESTMENT TRUST

Templeton Emerging Markets Balanced Fund

Templeton Emerging Markets Small Cap Fund

Templeton Frontier Markets Fund

TEMPLETON INSTITUTIONAL FUNDS

Emerging Markets Series

The Prospectus is amended as follows:

I.  Effective April 3, 2017, for the Templeton China World Fund, the portfolio management team under the “FUND SUMMARY – Portfolio Managers” section on page 8 is revised as follows:

Portfolio Manager

Eddie Chow, CFA Investment Analyst of Asset Management and portfolio manager of the Fund since 2002.

II. Effective April 3, 2017, for the Templeton Developing Markets Trust, the portfolio management team under the “FUND SUMMARY – Portfolio Managers” section on page 8 is revised as follows:

Portfolio Manager

Chetan Sehgal, CFA Director of Global Emerging Markets/Small Cap Strategies of Templeton Emerging Markets Group and portfolio manager of Asset Management and portfolio manager of the Fund since April 2017.

III. Effective April 3, 2017, for the Templeton Emerging Markets Balanced Fund, the portfolio management team under the “FUND SUMMARY – Portfolio Managers” section on page 11 is revised as follows:

Portfolio Managers

Chetan Sehgal, CFA Director of Global Emerging Markets/Small Cap Strategies of Templeton Emerging Markets Group and portfolio manager of Asset Management and portfolio manager of the emerging markets equity portion of the Fund since April 2017.

Michael Hasenstab, Ph.D.   Executive Vice President of Advisers and portfolio manager of the emerging markets fixed income portion of the Fund since inception (2011).

Laura Burakreis   Portfolio Manager of Advisers and portfolio manager of the emerging markets fixed income portion of the Fund since inception (2011).

IV. Effective April 3, 2017, for the Templeton Emerging Markets Small Cap Fund, the portfolio management team under the “FUND SUMMARY – Portfolio Managers” section on page 8 is revised as follows:

Portfolio Manager

Chetan Sehgal, CFA Director of Global Emerging Markets/Small Cap Strategies of Templeton Emerging Markets Group and portfolio manager of Asset Management and portfolio manager of the Fund since April 2017.

V. Effective April 3, 2017, for the Emerging Markets Series, the portfolio management team under the “FUND SUMMARY – Portfolio Managers” section on page 8 is revised as follows:

Portfolio Manager

Chetan Sehgal, CFA Director of Global Emerging Markets/Small Cap Strategies of Templeton Emerging Markets Group and portfolio manager of Asset Management and portfolio manager of the Fund since April 2017.

VI. Effective April 3, 2017, for the Templeton Frontier Markets Fund, the portfolio management team under the “FUND SUMMARY – Portfolio Managers” section on page 10 is revised as follows:

Portfolio Managers

Mark Mobius, Ph.D.  Executive Chairman of Templeton Emerging Markets Group, Portfolio Manager of Asset Management and portfolio manager of the Fund since inception (2008).

Tom Wu   Director of Asset Management and portfolio manager of the Fund since 2011.

VII. Effective April 3, 2017, for the Templeton China World Fund, the portfolio management team under the “FUND DETAILS – Management” section beginning on page 18 is revised as follows:

The Fund is managed by a dedicated professional focused on investments in developing and emerging markets. The portfolio manager of the Fund is as follows:

Eddie Chow, CFA   Investment Analyst of Asset Management Mr. Chow has been a portfolio manager of the Fund since 2002.  He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1994.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

VIII. Effective April 3, 2017, for the Templeton Developing Markets Trust, the portfolio management team under the “FUND DETAILS – Management” section beginning on page 18 is revised as follows:

The Fund is managed by a dedicated professional focused on investments in developing and emerging markets. The portfolio manager of the Fund is as follows:

Chetan Sehgal, CFA   Director of Global Emerging Markets/Small Cap Strategies of the Templeton Emerging Markets Group and portfolio manager of Asset Management

Mr. Sehgal has been a portfolio manager of the Fund since April 2017. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.  He joined Franklin Templeton Investments in 1995.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

IX. Effective April 3, 2017, for the Templeton Emerging Markets Balanced Fund, the portfolio management team under the “FUND DETAILS – Management” section beginning on page 31 is revised as follows:

The Fund is managed by a team of dedicated professionals focused on investments in emerging markets equity and emerging markets fixed income securities. The professional responsible for the emerging markets equity portion of the Fund's portfolio is:

Chetan Sehgal, CFA   Director of Global Emerging Markets/Small Cap Strategies of the Templeton Emerging Markets Group  and portfolio manager of Asset Management

Mr. Sehgal has been the lead portfolio manager of the emerging markets equity portion of the Fund since April 2017. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1995.

The team responsible for the emerging markets fixed income portion of the Fund's portfolio is:

Michael Hasenstab, Ph.D.   Executive Vice President of Advisers

Dr. Hasenstab has been a lead portfolio manager of the emerging markets fixed income portion of the Fund since inception. He has primary responsibility for the investments of the global fixed income component of the Fund, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. Dr. Hasenstab first joined Franklin Templeton Investments in 1995, rejoining again in 2001 after a three-year leave to obtain his Ph.D.

Laura Burakreis   Portfolio Manager of Advisers

Ms. Burakreis has been a portfolio manager of the emerging markets fixed income portion of the Fund since inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 2006.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

X. Effective April 3, 2017, for the Templeton Emerging Markets Small Cap Fund, the portfolio management team under the “FUND DETAILS – Management” section beginning on page 18 is replaced with the following:

The Fund is managed by a dedicated professional focused on investments in equity securities of emerging markets companies. The portfolio manager of the Fund is as follows:

Chetan Sehgal, CFA   Director of Global Emerging Markets/Small Cap Strategies of the Templeton Emerging Markets Group  and portfolio manager of Asset Management

Mr. Sehgal has been a portfolio manager of the Fund since April 2017. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.  He joined Franklin Templeton Investments in 1995.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

XI. Effective April 3, 2017, for the Templeton Frontier Markets Fund, the portfolio management team under the “FUND DETAILS – Management” section beginning on page 23 is revised as follows:

The Fund is managed by a team of dedicated professionals focused on investments in frontier market countries. The portfolio managers of the team are as follows:

Mark Mobius, Ph.D.   Executive Chairman of Templeton Emerging Markets Group and Portfolio Manager of Asset Management

Dr. Mobius has been the lead portfolio manager of the Fund since inception. Dr. Mobius has primary responsibility for the investments of the Fund. Dr. Mobius has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which Dr. Mobius may perform these functions, and the nature of these functions, may change from time to time. Dr. Mobius joined Franklin Templeton Investments in 1987.

Tom Wu   Director of Asset Management

Mr. Wu has been a portfolio manager of the Fund since 2011, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1987.

XII. Effective April 3, 2017, for the Emerging Markets Series, the portfolio management team under the “FUND DETAILS – Management” section beginning on page 39 is replaced with the following:

The Fund is managed by a dedicated professional focused on investments in developing and emerging markets. The portfolio manager of the Fund is as follows:

Chetan Sehgal, CFA   Director of Global Emerging Markets/Small Cap Strategies of the Templeton Emerging Markets Group  and portfolio manager of Asset Management

Mr. Sehgal has been a portfolio manager of the Fund since April 2017. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.  He joined Franklin Templeton Investments in 1995.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

Please keep this supplement with your Prospectus for future reference.